Parent company only condensed financial information - CONDENSED BALANCE SHEETS - Parenthetical (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	2,900,000,000	2,900,000,000
Ordinary shares, shares issued (in shares)	347,904,787	345,669,034
Ordinary shares, shares outstanding (in shares)	338,699,969	340,876,937
Class B ordinary shares
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	73,680,917	73,680,917
Ordinary shares, shares outstanding (in shares)	73,680,917	73,680,917
Parent company | Class A ordinary shares
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	2,900,000,000	2,900,000,000
Ordinary shares, shares issued (in shares)	347,904,787	345,669,034
Ordinary shares, shares outstanding (in shares)	338,699,969	340,876,937
Parent company | Class B ordinary shares
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	73,680,917	73,680,917
Ordinary shares, shares outstanding (in shares)	73,680,917	73,680,917